Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Summary of assets and liabilities
The following table presents the carrying amounts and classification of the VIEs’ assets and liabilities included in the Consolidated Balance Sheets:

	As of December 31,
	2021	2020
Cash and cash equivalents	$58,025	$—
Prepaid expenses and other current assets	737	—
Equity method investments	11,694	28,924

Total assets	$70,456	$28,924

Accounts payable	$188	$—
Accrued expenses and other current liabilities	440	—

Total liabilities	$628	$—